Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of components of the Income tax (expense) benefit
Significant components of the Income tax benefit (expense) on earnings from continuing operations were as follows:

For the years ended December 31,	2017	2016	2015
Current:
United States	$28,091	$2,285	$(7,174)
Foreign	(99,127)	(69,609)	(104,514)
State	(400)	(166)	(392)
Total current	(71,436)	(67,490)	(112,080)
Deferred:
United States	124,043	(2,226)	(2,919)
Foreign	27,216	32,786	18,735
State	11,485	2,490	900
Total deferred	162,744	33,050	16,716
Total income tax benefit (expense)	$91,308	$(34,440)	$(95,364)

Schedule of components of deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities arising from continuing operations were as follows:

December 31,	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$674,088	$936,931
Depreciation	99,455	89,629
Deferred revenue	56,651	50,187
Allowance for doubtful accounts	25,525	28,767
Deferred compensation	42,684	60,972
Unrealized loss	56,857	70,930
Nondeductible reserves	40,001	34,146
Interest	17,457	9,172
Other	923	1,735
Total deferred tax assets	1,013,641	1,282,469
Deferred tax liabilities:
Investment in subsidiaries	101,437	94,691
Amortization of intangible assets	295,410	353,490
Total deferred tax liabilities	396,847	448,181
Net deferred tax assets	616,794	834,288
Valuation allowance for net deferred tax assets	(711,767)	(1,090,710)
Net deferred tax liabilities	$(94,973)	$(256,422)

Summary of Valuation Allowance
The reconciliations of the beginning and ending balances of the valuation allowance on deferred tax assets were as follows:

For the years ended December 31,	2017	2016	2015
Balance at beginning of period	$1,090,710	$1,033,216	$940,245
(Deductions) additions to costs and expenses	(19,530)	44,116	150,054
Additions: charges to other accounts (a)	—	13,378	—
Deductions (b)	(359,413)	—	(57,083)
Balance at end of period	$711,767	$1,090,710	$1,033,216

(a) Charges to other accounts includes reclassifications and foreign currency translation.
(b) Deductions include reclassifications and foreign currency translation, TCJA-related adjustments described in the paragraph above and reclassifications related to held-for-sale entities.

Schedule of effective income tax rate reconciliation
The reconciliations of the reported Income tax benefit (expense) to the amount that would result by applying the United States federal statutory tax rate of 35% to income from continuing operations before income taxes were as follows:

For the years ended December 31,	2017	2016	2015
Tax benefit (expense) at the United States statutory rate	$24,718	$(128,482)	$80,966
Permanent differences	(21,628)	(21,636)	(15,003)
State income tax benefit, net of federal tax effect	(1,154)	1,510	330
Tax effect of foreign income taxed at lower rate	34,652	71,347	10,770
Change in valuation allowance	(115,470)	(47,863)	(139,291)
Effect of tax contingencies	10,980	26,610	(32,326)
Tax credits	19,829	19,399	25,842
Withholding taxes	3,901	(26,163)	(24,459)
U.S. tax on repatriated earnings	(875)	(67,796)	(1,451)
Impairments	—	—	(36)
Sale of subsidiaries	—	139,335	—
Impact of Tax Cuts and Jobs Act:
Transition tax on unremitted earnings	(149,800)	—	—
Tax effect of rate changes	82,392	—	—
Change in valuation allowance	194,794	—	—
State income tax benefit, net of federal tax effect	8,360	—	—
Other	609	(701)	(706)
Total income tax benefit (expense)	$91,308	$(34,440)	$(95,364)

Schedule of beginning and ending amount of unrecognized tax benefits
The reconciliations of the beginning and ending amount of unrecognized tax benefits were as follows:

For the years ended December 31,	2017	2016	2015
Beginning of the period	$82,852	$77,179	$64,199
Additions for tax positions related to prior years	5,997	12,812	30,325
Decreases for tax positions related to prior years	(10,095)	(3,440)	(12,350)
Additions for tax positions related to current year	11,551	14,795	47
Decreases for unrecognized tax benefits as a result of a lapse in the statute of limitations	(7,355)	(10,514)	(4,697)
Settlements for tax positions related to prior years	(44)	(7,980)	(345)
End of the period	$82,906	$82,852	$77,179